Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q1PH
See Notes to Statement of Investments.

Statements of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
2
Notes to Financial Statements 19

Franklin California Tax-Free Trust
Statement of Investments (unaudited), September 30, 2021
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
California 97.1%
ABAG Finance Authority for Nonprofit Corp. ,
Jackson Laboratory (The), Revenue, 2012, ETM, 5%, 7/01/22 ................ $ 820,000 $ 849,467
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/23 ......... 460,000 476,530
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ......... 1,000,000 1,035,935
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ 1,000,000 1,068,805
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,069,174
Align Affordable Housing Bond Fund LP ,
Revenue, 2021-1, 5.05%, 8/01/31 ..................................... 11,250,000 11,071,088
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 14,281,813
Antelope Valley Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/25
4,210,000 4,773,852
Bay Area Toll Authority , Revenue , 2012 F-1 , 5% , 4/01/22 ......................
15,000,000 15,360,720
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 492,738
b
California Community Choice Financing Authority , Revenue , 2021 B-2 , Mandatory Put ,
0.47% , ( SIFMA Municipal Swap Index + 0.45% ), 8/01/31 .................... 25,000,000 25,022,380
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 2,054,255
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 702,711
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,548,242
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,861,122
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,532,805
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 407,981
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 478,882
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 733,762
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 785,069
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 729,722
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 710,069
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 726,205
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 320,016
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,396,733
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 411,019
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 393,528
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 318,357
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 507,699
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 554,416
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 295,084
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 325,958
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 389,812
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 441,206
California Educational Facilities Authority ,
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,233,241
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,474,614
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,190,277
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 2,078,365
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,777,605
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,366,712
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,363,234
University of San Francisco, Revenue, 2011, ETM, 5%, 10/01/21 .............. 3,000,000 3,000,000
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,667,960

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/22 .. $ 120,000 $ 124,592
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 257,753
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 643,176
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 763,595
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 321,116
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 564,916
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 2,084,020
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,008,703
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,543,879
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 4,216,070
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,975,288
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,442,973
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,585,530
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,562,263
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,998,796
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,522,295
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,459,212
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,120,637
California Housing Finance ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,351,772 6,310,708
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,626,746 9,833,335
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/32 ........................... 2,915,000 3,448,010
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,599,789
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,840,883
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 625,681
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,626,992
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,196,432
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,272,890
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,185,947
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,233,738
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 145,074
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 143,959
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 184,672
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 190,118
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 219,330
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 201,058
California Institute of the Arts, Revenue, 2021, 3%, 10/01/41 ................. 960,000 1,011,911
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/38 ................ 1,300,000 1,543,692
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/39 ................ 2,395,000 2,835,996
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/40 ................ 1,500,000 1,767,657
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/41 ................ 1,050,000 1,233,752
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,249,108
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,865,204

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ $ 1,430,000 $ 1,765,480
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,773,025
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,223,642
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,310,738
Community Hospitals of Central California Obligated Group, Revenue, 2015 A,
Refunding, 5%, 2/01/28 ............................................ 1,500,000 1,722,284
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,300,675
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,386,324
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 2,135,726
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,729,558
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,591,289
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,417,098
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,256,639
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,647,843
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 4,205,720
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,995,163
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,984,332
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,742,426
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,387,627
Concordia University Irvine, Revenue, 2021, 4%, 1/01/22 .................... 200,000 201,798
Concordia University Irvine, Revenue, 2021, 4%, 1/01/23 .................... 200,000 208,962
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 323,270
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 332,105
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 282,898
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 250,000 288,126
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 292,262
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 414,521
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 479,897
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 423,633
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 300,766
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 359,117
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 357,268
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 474,492
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,276,782
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,200,000 1,476,232
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,475,785
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,706,743
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,124,296
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 7,647,960
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/26 1,000,000 1,187,966
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,635,934

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 $ 21,100,000 $ 25,438,747
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,152,300
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 1,060,497
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,522,787
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,636,835
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,179,094
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,565,888
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,467,702
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 5,394,960
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,535,325
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,357,300
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,910,000 4,256,676
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 2,197,351
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,614,646
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,210,710
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,208,949
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,218,915
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,732,102
a
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 884,288
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 5,271,782
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/21 ....................................................... 215,000 215,225
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/22 ....................................................... 245,000 253,547
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 304,187
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 416,983
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 449,037
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 480,865
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 465,559
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 425,147
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 823,543
a
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 352,866
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 384,652
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 111,284
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 120,373
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 129,457
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 120,550
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 122,768
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 125,008
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 126,736
California State Public Works Board ,
Revenue, 2012 D, Pre-Refunded, 5%, 9/01/25 ............................ 2,920,000 3,049,870
Revenue, 2012 D, Pre-Refunded, 5%, 9/01/26 ............................ 4,650,000 4,856,814

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board, (continued)
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ $ 16,835,000 $ 19,086,271
California State University ,
Revenue, 2011 A, Pre-Refunded, 5%, 11/01/25 ........................... 10,000,000 10,036,705
Revenue, 2012 A, Pre-Refunded, 5%, 11/01/26 ........................... 11,000,000 11,577,732
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 19,202,597
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,998,304
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 953,096
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 927,722
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 805,000 862,533
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5%, 11/15/28 ................................................... 1,000,000 1,084,596
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/23 .................................................... 400,000 427,958
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 445,715
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 710,088
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 475,329
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 818,031
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 530,299
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... 725,000 923,016
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 586,421
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 594,773
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,933,445
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,979,756
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 2,032,702
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,733,513
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,133,137
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,416,422
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 542,298
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/24 .... 2,000,000 2,084,601
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/25 .... 4,715,000 4,914,447
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/27 .... 7,005,000 7,301,315
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,773,018
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,155,583
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,295,677

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn., 8/01/22 .......................................... $ 10,445,000 $ 10,416,651
Chabot-Las Positas Community College District , GO , 2013 , Pre-Refunded , 5% , 8/01/24
6,715,000 7,300,558
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 130,108
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 162,132
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 323,301
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 451,521
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 514,711
Chula Vista Community Facilities District ,
City of Chula Vista Community Facilities District No. 16-1 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/46 ...................................... 855,000 949,804
City of Chula Vista Community Facilities District No. 16-1 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/51 ...................................... 1,045,000 1,158,709
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,299,219
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,788,061
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,063,999
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 285,868
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 623,734
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 704,043
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 454,256
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/46 ........... 650,000 732,031
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 621,535
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,174,539
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/42 475,000 534,273
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/51 425,000 474,133
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 393,615
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 501,571
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 779,502
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/33 195,000 222,678
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/35 215,000 244,601
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/37 250,000 283,213
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/37 .................................. 2,475,000 3,126,843
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,250,000 2,836,493
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,450,914
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,388,375
City of Los Angeles ,
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 7,200,215
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/34 ............. 5,430,000 6,788,012
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,522,536
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 3,372,271
Department of Airports, Revenue, 2019 D, 5%, 5/15/33 ..................... 2,670,000 3,346,389
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... 1,415,000 1,767,421
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,595,072
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 7,500,000 9,289,866
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 4,160,993
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,882,890
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 9,444,500
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/31 ............. 920,000 1,227,587
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/32 ............. 920,000 1,221,750
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 12,062,762

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... $ 9,145,000 $ 9,873,267
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 235,000 228,609
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 240,000 235,904
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 245,000 239,356
City of Ontario ,
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/45 ........... 300,000 338,416
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/51 ........... 500,000 562,237
City of Palm Desert ,
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/30 ........................................................ 195,000 224,816
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/33 ........................................................ 220,000 251,256
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/36 ........................................................ 250,000 283,604
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 2%, 9/02/22 ............................................ 235,000 237,589
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 744,328
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 910,854
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,348,122
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 1,000,000 1,040,904
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,280,000 1,331,361
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 275,497
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 238,635
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 208,169
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,504,036
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 5,429,328
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 711,137
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,397,297
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,770,555
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,184,437
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 2,033,953
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,789,937
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,406,428
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,664,077

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... $ 5,000,000 $ 5,804,358
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/33 ................
4,260,000 5,574,176
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,728,906
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010 A ,
5% , 8/01/25 ...................................................... 6,760,000 6,781,581
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,878,859
Corona Community Facilities District , Community Facilities District No. 2018-1
Improvement Area No. 1 , Special Tax , 2020 , 4% , 9/01/40 .................... 350,000 393,637
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 5,487,557
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/24 ................. 1,565,000 1,707,691
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/25 ................. 1,000,000 1,091,177
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,182,499
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,363,600
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/26 ...... 105,000 118,926
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/27 ...... 435,000 498,385
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/28 ...... 495,000 566,026
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/29 ...... 75,000 85,634
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/30 ...... 200,000 226,749
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/31 ...... 220,000 248,136
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/33 ...... 345,000 387,736
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/34 ...... 100,000 112,159
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 420,000 470,326
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 765,000 853,980
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 418,001
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/39 ...... 920,000 1,022,997
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 590,000 655,194
a
CSCDA Community Improvement Authority , Oceanaire Apartments , Revenue , 144A,
2021 A-1 , 3.2% , 9/01/46 ............................................. 5,300,000 5,399,308
Cupertino Union School District ,
GO, B, Pre-Refunded, 5%, 8/01/26 ..................................... 1,285,000 1,457,102
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,700,897
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,133,932
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,465,236
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,569,744
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 2,028,840
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,178,877
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,864,386
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,323,136
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,406,500
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,863,362
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,304,578
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,826,400
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 485,143
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 416,654
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 959,267
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 918,648
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,992,313

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
$ 1,130,000 $ 1,323,295
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 24,428,949 25,253,394
Folsom Public Financing Authority ,
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/23 .................................................... 1,005,000 1,023,841
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/24 .................................................... 1,055,000 1,074,715
Fontana Public Financing Authority ,
Special Tax, 2021 A, Refunding, 4%, 9/01/22 ............................. 300,000 309,967
Special Tax, 2021 A, Refunding, 4%, 9/01/23 ............................. 450,000 480,592
Special Tax, 2021 A, Refunding, 4%, 9/01/24 ............................. 1,225,000 1,346,293
Special Tax, 2021 A, Refunding, 4%, 9/01/26 ............................. 950,000 1,090,660
Special Tax, 2021 A, Refunding, 4%, 9/01/28 ............................. 1,100,000 1,300,104
Special Tax, 2021 A, Refunding, 4%, 9/01/30 ............................. 740,000 882,955
Special Tax, 2021 A, Refunding, 4%, 9/01/31 ............................. 165,000 195,608
Special Tax, 2021 A, Refunding, 4%, 9/01/33 ............................. 180,000 211,054
Special Tax, 2021 A, Refunding, 4%, 9/01/34 ............................. 185,000 216,316
Special Tax, 2021 A, Refunding, 4%, 9/01/35 ............................. 190,000 221,685
Special Tax, 2021 B, Refunding, BAM Insured, 4%, 9/01/34 .................. 255,000 293,996
Special Tax, 2021 B, Refunding, BAM Insured, 4%, 9/01/43 .................. 500,000 567,976
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,464,627
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,921,989
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,517,911
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,919,272
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,880,715
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 22,542,637
Revenue, 2015 A, Refunding, AGMC Insured, Zero Cpn., 1/15/34 .............. 3,000,000 2,311,268
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 354,443
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 416,439
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 388,228
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 444,451
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 500,949
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 598,448
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 354,589
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 523,754
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/27 ....... 1,000,000 1,084,358
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/28 ....... 1,040,000 1,128,069
Golden State Tobacco Securitization Corp. ,
Revenue, 2018 A-1, Refunding, 5%, 6/01/31 ............................. 1,000,000 1,224,321
Revenue, 2018 A-1, Refunding, 5%, 6/01/32 ............................. 8,135,000 9,925,950
Revenue, 2018 A-1, Refunding, 5%, 6/01/33 ............................. 10,000,000 12,170,071
Revenue, 2018 A-1, Refunding, 5%, 6/01/35 ............................. 9,000,000 10,848,393
Imperial Community College District ,
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/22 ......................... 1,170,000 1,215,474
GO, 2012, Pre-Refunded, AGMC Insured, 5%, 8/01/23 ...................... 1,350,000 1,403,960
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,935,278
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 5,168,951
Independent Cities Finance Authority ,
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,464,008
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,774,892
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 2,026,115

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Special Tax, 2020 A, 4%, 9/01/28 ...................................... $ 1,135,000 $ 1,337,357
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,454,421
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,488,852
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 975,813
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,716,082
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,720,826
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,552,270
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,588,564
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 3,198,415
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,390,906
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 238,583
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 268,871
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 222,925
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 234,962
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 252,726
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 283,259
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 331,936
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 331,285
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 318,719
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 363,965
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 403,594
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,976,286
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,407,999
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,122,651
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,430,446
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 594,240
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,154,288
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,160,031
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,188,012
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,337,572
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,747,616
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,376,016
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,895,090
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 3,042,564
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 838,767
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,380,701
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,647,358
Lake Elsinore Unified School District , Community Facilities District , Special Tax , 2021 ,
4% , 9/01/45 ...................................................... 760,000 850,558
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,858,377
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,400,000 1,497,858
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 810,000 867,131
Los Angeles Community College District , GO , 2015 A , Pre-Refunded , 5% , 8/01/26 ..
15,000,000 17,008,976
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/26 ............................... 6,315,000 7,134,381
Revenue, 2014 A, Refunding, 5%, 7/01/27 ............................... 6,630,000 7,488,303
Revenue, 2017 A, 5%, 7/01/38 ........................................ 1,755,000 2,144,498
Revenue, Senior Lien, 2012 B, Refunding, 5%, 7/01/23 ..................... 5,000,000 5,178,841
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2011 A , Pre-
Refunded , 5% , 10/01/22 ............................................. 2,750,000 2,750,000
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/25 ............................ 5,135,000 5,438,587
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 12,000,000 13,539,379

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ $ 2,600,000 $ 2,935,060
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,876,369
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,548,450
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,918,695
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 28,299,282
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 12,317,153
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 3,136,261
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/35 ................... 1,670,000 2,191,130
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/36 ................... 5,225,000 6,823,333
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/37 ................... 950,000 1,236,950
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/40 ................... 10,000,000 12,862,086
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/32 ................... 1,750,000 2,319,738
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 2,500,000 3,302,973
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/34 ................... 2,750,000 3,621,137
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 14,451,720
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,822,239
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 36,043,929
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 6,003,018
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,042,942
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,390,827
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,697,215
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 511,018
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/41 ........ 660,000 752,272
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 875,000 988,434
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/50 ........ 1,035,000 1,165,910
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,363,332
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,599,109
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,475,499
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,820,717
Metropolitan Water District of Southern California ,
Revenue, 2011 C, Refunding, 5%, 10/01/26 .............................. 8,010,000 8,010,000
Revenue, 2014 E, Refunding, 5%, 7/01/23 ............................... 20,000,000 21,685,874
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,255,331
Revenue, 2016 A, Refunding, 5%, 7/01/28 ............................... 5,000,000 5,904,869
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 23,449,338
Revenue, 2021 A, 5%, 10/01/31 ....................................... 1,175,000 1,590,236
Revenue, 2021 A, 5%, 10/01/32 ....................................... 1,000,000 1,348,822
Revenue, 2021 A, 5%, 10/01/33 ....................................... 1,750,000 2,351,957
Revenue, 2021 A, 5%, 10/01/34 ....................................... 1,435,000 1,923,237
Revenue, 2021 A, 5%, 10/01/35 ....................................... 1,100,000 1,471,542
Revenue, 2021 A, 5%, 10/01/36 ....................................... 1,175,000 1,568,409
Miracosta Community College District ,
GO, B, 4%, 8/01/33 ................................................ 1,030,000 1,267,469
GO, B, 4%, 8/01/34 ................................................ 1,725,000 2,108,941
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,346,069
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 138,569
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 149,684
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 160,725
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 171,152

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Moreno Valley Unified School District, (continued)
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ $ 165,000 $ 187,717
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 176,417
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 190,777
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 202,282
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 211,819
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 229,016
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
3,200,000 3,314,992
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 7,066,849
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 484,349
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 390,904
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 358,817
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 1,325,000 1,581,577
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 368,538
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 355,533
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 354,067
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 323,690
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... 1,495,000 1,553,467
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,885,873
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,040,744
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/22 ................... 11,750,000 11,713,285
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/23 ................... 3,200,000 3,169,490
Ontario International Airport Authority , Revenue , 2021 A , AGMC Insured , 4% , 5/15/51
6,000,000 6,884,761
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,850,105
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,943,834
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 3,032,643
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,725,900
Oxnard Financing Authority , Special Tax, Senior Lien , 2012 A , 5% , 9/02/26 ........
1,020,000 1,061,769
Port of Oakland ,
Revenue, 2021 H, Refunding, 5%, 5/01/29 ............................... 1,900,000 2,407,228
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,557,563
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 128,573
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 594,984
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 846,613
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 982,462
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 1,129,924
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,854,141
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 2,011,516
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,664,316
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,245,000 2,696,893

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/46 ........................................................ $ 385,000 $ 425,881
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/51 ........................................................ 320,000 353,507
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/35 ... 625,000 737,218
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/40 ... 1,665,000 1,937,699
Riverside Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/27 .....
3,550,000 4,025,458
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011 B, 6.5%, 10/01/25 .................................. 1,225,000 1,225,000
Tax Allocation, Second Lien, 2011 D, ETM, 6.5%, 12/01/21 ................... 160,000 161,592
Tax Allocation, Second Lien, 2011 D, Pre-Refunded, 6.75%, 12/01/26 ........... 1,025,000 1,035,602
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/25 .......................... 3,500,000 3,794,915
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/27 .......................... 4,000,000 4,337,046
Revenue, 2017 B, Refunding, 5%, 6/01/38 ............................... 7,805,000 9,653,824
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 415,192
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 663,504
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,243,264
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,143,831
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,231,140
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,418,293
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,618,230
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,821,312
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 3,036,989
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,333,993
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 488,623
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 650,000 731,585
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/50 .................................................... 570,000 640,142
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014 A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,237,866
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/36 .............
7,465,000 9,778,730
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,984,193
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,653,281
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,536,827
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,716,882
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 6,270,979
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,849,291
San Diego County Regional Transportation Commission ,
Revenue, 2021 B, Refunding, 5%, 4/01/45 ............................... 4,500,000 5,796,311
Revenue, 2021 B, Refunding, 5%, 4/01/48 ............................... 6,000,000 7,704,263
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,116,391
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,114,163
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,865,868

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco Bay Area Rapid Transit District, (continued)
GO, 2013 C, 5%, 8/01/28 ............................................ $ 3,500,000 $ 3,798,104
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,752,181
GO, 2020 C-1, 4%, 8/01/34 .......................................... 4,000,000 4,877,547
GO, 2020 C-1, 3%, 8/01/50 .......................................... 1,000,000 1,058,422
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 5,000,000 6,192,696
Revenue, Second Series, 2019 H, Refunding, 5%, 5/01/24 ................... 15,040,000 16,813,084
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,237,920
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,647,944
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,230,590
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,226,345
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 10,275,000 10,310,602
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,210,805
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,240,295
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,404,572
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 18,065,888
Revenue, Senior Lien, 2014 A, Refunding, 5%, 1/15/29 ..................... 10,000,000 11,361,834
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Pre-Refunded , BAM
Insured , 5% , 3/01/29 ............................................... 1,000,000 1,066,587
San Mateo County Transit District ,
Revenue, 2015 A, Refunding, 5%, 6/01/28 ............................... 3,000,000 3,494,649
Revenue, 2015 A, Refunding, 5%, 6/01/29 ............................... 4,300,000 5,007,292
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,289,919
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,917,881
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,266,546
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,149,663
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,204,565
Sanger Public Financing Authority , Revenue , 2014 , Refunding , AGMC Insured , 5% ,
6/15/34 ......................................................... 7,000,000 7,939,231
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 5,202,991
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 261,548
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 114,031
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 820,333
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 670,742
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,183,671
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,403,784
Sonoma-Marin Area Rail Transit District ,
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/25 ............................ 15,410,000 15,718,174
Revenue, 2011 A, Pre-Refunded, 5%, 3/01/27 ............................ 11,945,000 12,183,879
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,743,907
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 17,088,218
GO, Refunding, 5%, 10/01/22 ......................................... 15,785,000 16,545,401
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,210,411
GO, Refunding, 5%, 10/01/29 ......................................... 7,500,000 9,774,489

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 10/01/29 ................................................. $ 16,500,000 $ 21,503,876
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 12,839,163
GO, Refunding, 5%, 11/01/31 ......................................... 15,000,000 19,815,367
GO, 2012, Refunding, 5%, 2/01/22 ..................................... 15,000,000 15,239,777
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,507,708
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,505,422
State of California Department of Water Resources ,
Revenue, AM, Pre-Refunded, 5%, 12/01/23 .............................. 10,000,000 10,801,228
Revenue, AM, Pre-Refunded, 5%, 12/01/24 .............................. 8,495,000 9,175,643
Revenue, AM, Pre-Refunded, 5%, 12/01/25 .............................. 5,000,000 5,400,614
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 40,095
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 12,740,383
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,737
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 7,030,232
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 51,551
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 22,455,000 25,800,618
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 15,856,967
Revenue, BB, Refunding, 5%, 12/01/34 ................................. 5,000,000 6,642,587
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/37 ............................................ 1,000,000 1,197,766
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/39 ............................................ 1,150,000 1,369,004
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ 1,500,000 1,909,839
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,267,328
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 632,047
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 647,232
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,927,247
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,340,332
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,118,288
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,158,616
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,807,404
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 5,890,824
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,366,221
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 2,057,981
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,186,984
Revenue, 2020 BE, Refunding, 5%, 5/15/34 .............................. 7,000,000 9,123,814
Revenue, 2021 Q, Refunding, 4%, 5/15/41 ............................... 7,000,000 8,332,917
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 296,698
GO, D, 4%, 8/01/36 ................................................ 300,000 355,134
GO, D, 4%, 8/01/37 ................................................ 300,000 354,270
GO, D, 4%, 8/01/38 ................................................ 545,000 642,307

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vacaville Unified School District, (continued)
GO, D, 4%, 8/01/39 ................................................ $ 750,000 $ 882,064
GO, D, 4%, 8/01/40 ................................................ 735,000 862,891
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/22 ............................... 200,000 206,674
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 215,470
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 223,786
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 248,623
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 327,284
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 488,148
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 499,225
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 445,722
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 421,378
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 433,230
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 840,479
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 317,695
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 893,878
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 344,661
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,429,360
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 737,936
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 761,465
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,320,720
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 3,087,928
Western Municipal Water District Facilities Authority , Revenue , 2020 A , Refunding , 5% ,
10/01/38 ........................................................ 2,750,000 3,596,872
1,832,850,371
U.S. Territories 0.9%
Guam 0.2%
Guam Power Authority ,
Revenue, 2012 A, Refunding, AGMC Insured, 5%, 10/01/21 .................. 2,000,000 2,000,000
Revenue, 2012 A, Refunding, AGMC Insured, 5%, 10/01/22 .................. 2,000,000 2,090,812
4,090,812
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,034,910
c
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. 5,000,000 4,925,000
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 2,200,000 2,400,949
12,360,859
Total U.S. Territories .................................................................... 16,451,671
Total Municipal Bonds (Cost $1,742,686,089) ...................................
1,849,302,042
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
California 1.1%
d
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.04%, 5/15/48 .................. 6,000,000 6,000,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.04%, 5/15/48 .......... 7,000,000 7,000,000

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 20 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
d
University of California, (continued)
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... $ 8,050,000 $ 8,050,000
21,050,000
Total Municipal Bonds (Cost $21,050,000) ......................................
21,050,000
Total Short Term Investments (Cost $21,050,000 ) ................................
21,050,000
a
Total Investments (Cost $1,763,736,089) 99.1% ..................................
$1,870,352,042
Other Assets, less Liabilities 0.9% .............................................
16,502,102
Net Assets 100.0% ...........................................................
$1,886,854,144
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $29,271,768, representing 1.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate Term Tax Free Income Fund (Fund)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statement of Investments.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SIFMA
Securities Industry and Financial Markets
Association
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.